Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Communication Services Portfolio
March 31, 2026
VTELP-NPRT1-0526
1.856921.118
Common Stocks - 96.6%
	Shares	Value ($)
CANADA - 0.3%
Industrials - 0.3%
Aerospace & Defense - 0.3%
MDA Space Ltd (a)(b)	35,200	891,703
MDA Space Ltd (United States) (a)	5,800	146,856

TOTAL CANADA		1,038,559
JAPAN - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
Kioxia Holdings Corp (a)	25,300	3,304,183
KOREA (SOUTH) - 2.6%
Communication Services - 0.2%
Interactive Media & Services - 0.2%
Webtoon Entertainment Inc (a)	68,300	627,677
Information Technology - 2.4%
Semiconductors & Semiconductor Equipment - 1.1%
SK Hynix Inc	7,140	4,124,419
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co Ltd	38,030	4,528,672
TOTAL INFORMATION TECHNOLOGY		8,653,091
TOTAL KOREA (SOUTH)		9,280,768
TAIWAN - 2.6%
Information Technology - 2.6%
Semiconductors & Semiconductor Equipment - 2.6%
Taiwan Semiconductor Manufacturing Co Ltd ADR	26,900	9,090,855
UNITED STATES - 90.2%
Communication Services - 81.5%
Diversified Telecommunication Services - 12.0%
AST SpaceMobile Inc Class A (a)(b)	85,000	7,043,950
AT&T Inc	598,600	17,353,414
Lumen Technologies Inc (a)	140,200	974,390
Verizon Communications Inc	339,900	17,062,980
		42,434,734
Entertainment - 12.1%
Liberty Media Corp-Liberty Formula One Class C (a)	67,500	5,738,850
Lionsgate Studios Corp	494,000	4,737,460
Live Nation Entertainment Inc (a)(b)	51,000	7,778,010
ROBLOX Corp Class A (a)	137,425	7,772,758
Roku Inc Class A (a)	52,600	4,977,012
Take-Two Interactive Software Inc (a)	45,100	8,907,250
TKO Group Holdings Inc Class A	14,500	2,923,925
		42,835,265
Interactive Media & Services - 48.5%
Alphabet Inc Class A	303,985	87,413,927
Meta Platforms Inc Class A	147,900	84,618,027
		172,031,954
Media - 8.9%
EchoStar Corp Class A (a)(b)	135,700	15,886,399
Fox Corp Class A	50,100	2,925,840
Fox Corp Class B	69,500	3,690,450
Magnite Inc (a)	218,650	2,597,562
Omnicom Group Inc	39,500	2,974,745
Paramount Skydance Corp Class B (b)	85,300	769,406
Trade Desk Inc (The) Class A (a)	115,800	2,627,502
		31,471,904
TOTAL COMMUNICATION SERVICES		288,773,857
Consumer Discretionary - 3.5%
Broadline Retail - 2.8%
Amazon.com Inc (a)	47,500	9,892,825
Specialty Retail - 0.7%
Warby Parker Inc Class A (a)	111,806	2,355,752
TOTAL CONSUMER DISCRETIONARY		12,248,577
Industrials - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp (a)(c)(d)	280	147,445
Space Exploration Technologies Corp Class C (a)(c)(d)	520	273,827
TOTAL INDUSTRIALS		421,272
Information Technology - 5.1%
Electronic Equipment, Instruments & Components - 0.6%
Corning Inc	15,800	2,148,326
Semiconductors & Semiconductor Equipment - 1.1%
MACOM Technology Solutions Holdings Inc (a)	17,000	3,775,190
Technology Hardware, Storage & Peripherals - 3.4%
Seagate Technology Holdings PLC	15,400	6,033,104
Western Digital Corp	22,600	6,113,074
		12,146,178
TOTAL INFORMATION TECHNOLOGY		18,069,694
TOTAL UNITED STATES		319,513,400
TOTAL COMMON STOCKS (Cost $243,094,728)		342,227,765

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
UNITED STATES - 0.5%
Consumer Discretionary - 0.1%
Automobiles - 0.1%
Waymo LLC Series C2 (a)(c)(d)	2,833	465,519
Industrials - 0.1%
Air Freight & Logistics - 0.1%
Zipline International Inc Series H (c)(d)	7,100	399,445
Information Technology - 0.3%
Communications Equipment - 0.1%
Astranis Space Technologies Corp Series E (c)(d)	19,700	378,240
Electronic Equipment, Instruments & Components - 0.0%
Cerebras Systems Inc Series H (c)(d)	700	62,314
Software - 0.2%
Anthropic PBC Series G (c)(d)	600	155,484
Databricks Inc Series L (c)(d)	1,071	176,822
OpenAI Group Pbc Series A-3 (c)(d)	168	115,532
OpenAI Group Pbc Series C (c)(d)	275	189,114
		636,952
TOTAL INFORMATION TECHNOLOGY		1,077,506
TOTAL UNITED STATES		1,942,470
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,661,921)		1,942,470

Money Market Funds - 6.0%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $21,170,657)	3.69	21,168,540	21,170,657

TOTAL INVESTMENT IN SECURITIES - 103.1% (Cost $265,927,306)	365,340,892
NET OTHER ASSETS (LIABILITIES) - (3.1)%	(10,972,261)
NET ASSETS - 100.0%	354,368,631

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,363,742 or 0.7% of net assets.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	155,482

Astranis Space Technologies Corp Series E	2/10/2026	378,904

Cerebras Systems Inc Series H	1/30/2026	62,311

Databricks Inc Series L	12/18/2025	203,490

OpenAI Group Pbc Series A-3	8/4/2025	51,600

OpenAI Group Pbc Series C	3/27/2026	189,114

Space Exploration Technologies Corp	7/14/2025 - 12/12/2025	74,617

Space Exploration Technologies Corp Class C	7/14/2025 - 12/12/2025	136,783

Waymo LLC Series C2	10/18/2024	221,544

Zipline International Inc Series H	12/3/2025	399,476

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,910,475	26,830,749	33,741,224	22,499	(145)	145	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	7,464,634	75,176,218	61,470,195	8,777	-	-	21,170,657	21,168,540	0.1%
Total	14,375,109	102,006,967	95,211,419	31,276	(145)	145	21,170,657

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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